Accounts Payable and Accrued Expenses (Notes)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following as of December 31, 2013 and 2012 (amounts in thousands):

	Year Ended December 31,
	2013	2012
Accounts payable	$7,566	$2,691
Accrued interest	14,189	1,032
Accrued real estate taxes	15,510	899
Accrued OPP obligation	59,400	—
Accrued merger costs	673,990	93,409
Accrued other	38,245	6,353
	$808,900	$104,384